United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/19

Date of Reporting Period: Six months ended 12/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2018

Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2018, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	16.9%
Health Care	16.0%
Media Entertainment	5.4%
Insurance—P&C	5.3%
Gaming	4.6%
Cable Satellite	4.4%
Packaging	4.2%
Chemicals	4.0%
Pharmaceuticals	3.6%
Other[2]	30.3%
Other Security Types[3]	1.6%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities—Net[5]	3.3%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of an exchange-traded fund.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—94.7%
		Aerospace/Defense—1.2%
$2,129,874		Engility Corp., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 8/12/2023	$2,121,887
5,799,041		TransDigm, Inc., Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.500%), 6/9/2023	5,487,343
3,767,421		TransDigm, Inc., Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.500%), 5/30/2025	3,565,525
		TOTAL	11,174,755
		Automotive—2.5%
1,146,402		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.760% (1-month USLIBOR +2.250%), 4/6/2024	1,089,798
778,598		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 4.740% (3-month USLIBOR +2.250%), 4/6/2024	740,155
2,481,250		Autodata, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 12/14/2024	2,394,406
2,500,000		Autodata, Inc., Term Loan—2nd Lien, 9.594% (1-month USLIBOR +7.250%), 12/14/2025	2,493,750
4,000,000		Dana, Inc., Term Loan—1st Lien, 5.058% (3-month USLIBOR +2.250%), 11/16/2025	3,850,000
3,960,077		Dexko Global, Inc., Term Loan—1st Lien, 5.844% (1-month USLIBOR +3.500%), 7/24/2024	3,836,325
4,000,000		Dragon Merger Sub LLC, Term Loan—2nd Lien, 10.636% (3-month USLIBOR +8.250%), 7/24/2025	4,000,000
500,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.440% (3-month USLIBOR +2.000%), 3/7/2025	479,250
1,500,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.460% (1-month USLIBOR +2.000%), 3/7/2025	1,437,750
3,090,282		TI Group Auto Systems LLC, Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.750%), 6/30/2022	3,015,605
		TOTAL	23,337,039
		Building Materials—1.7%
1,965,000		Abc Supply Co., Inc., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 10/31/2023	1,875,180
930,233		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 5.738% (3-month USLIBOR +3.000%), 8/1/2024	901,554
1,049,767		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 5.707% (3-month USLIBOR +3.000%), 8/1/2024	1,017,403
3,825,575		HD Supply, Inc., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 10/17/2023	3,682,115
1,980,000		Jeld-Wen, Inc., Term Loan—1st Lien, 4.386% (3-month USLIBOR +2.000%), 12/14/2024	1,890,900
7,471,228		Pisces Midco, Inc., Term Loan—1st Lien, 6.175% (3-month USLIBOR +3.750%), 4/12/2025	6,836,174
		TOTAL	16,203,326
		Cable Satellite—4.4%
7,000,000		Altice US Finance I Corp., Term Loan—1st Lien, 4.745% (3-month USLIBOR +2.250%), 1/15/2026	6,650,000
10,026		Altice Financing SA, Term Loan—1st Lien, 5.174% (1-month USLIBOR +2.750%), 7/15/2025	9,508
3,939,924		Altice Financing SA, Term Loan—1st Lien, 5.220% (1-month USLIBOR +2.750%), 7/15/2025	3,736,585
5,940,000		Charter Communications Operating LLC, Term Loan—1st Lien, 4.350% (1-month USLIBOR +2.000%), 4/30/2025	5,713,567
1,939,219		CSC Holdings LLC, Term Loan—1st Lien, 4.705% (1-month USLIBOR +2.250%), 7/17/2025	1,846,136
1,492,500		CSC Holdings LLC, Term Loan—1st Lien, 4.955% (1-month USLIBOR +2.500%), 1/25/2026	1,435,598
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.256% (1-month USLIBOR +3.750%), 11/27/2023	2,354,064
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 7.006% (1-month USLIBOR +4.500%), 1/2/2024	996,750
3,962,481		SFR Group SA, Term Loan—1st Lien, 6.142% (1-month USLIBOR +3.000%), 1/31/2026	3,689,070
12,065,000		Telenet Financing USD LLC, Term Loan—1st Lien, 4.705% (1-month USLIBOR +2.250%), 8/15/2026	11,516,585
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.955% (1-month USLIBOR +2.500%), 1/15/2026	3,324,143
		TOTAL	41,272,006
		Chemicals—4.0%
4,868,798		Alpha 3 BV, Term Loan—1st Lien, 5.386% (3-month USLIBOR +3.000%), 1/31/2024	4,647,268
2,910,506		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 4.136% (3-month USLIBOR +1.750%), 6/1/2024	2,751,636
2,740,814		H.B Fuller Co., Term Loan—1st Lien, 4.470% (1-month USLIBOR +2.000%), 10/20/2024	2,587,328
2,147,960		MacDermid, Inc., Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.500%), 6/7/2020	2,142,590
4,000,000		MacDermid, Inc., Term Loan—1st Lien, 5.058% (1-month USLIBOR +2.250%), 11/16/2025	3,895,000
678,896		MacDermid, Inc., Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.000%), 6/7/2023	675,077
5,000,000		Messer Industries USA, Inc., Term Loan—1st Lien, 5.558% (3-month USLIBOR +2.750%), 10/2/2025	4,758,350
2,600,000		Oxea Corp., Term Loan—1st Lien, 5.937% (3-month USLIBOR +3.500%), 10/12/2024	2,515,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$3,500,000		Polar US Borrower LLC, Term Loan—1st Lien, 7.186% (3-month USLIBOR +4.750%), 10/16/2025	$3,377,500
2,535,166		PQ Corp., Term Loan—1st Lien, 5.026% (3-month USLIBOR +2.500%), 2/8/2025	2,409,676
4,000,000		Starfruit US Holdco LLC, Term Loan—1st Lien, 5.599% (1-month USLIBOR +3.250%), 10/1/2025	3,840,000
977,500		Versum Materials, Inc., Term Loan—1st Lien, 4.386% (3-month USLIBOR +2.000%), 9/29/2023	961,621
1,102,500		WR Grace & Co-Conn, Term Loan—1st Lien, 4.136% (3-month USLIBOR +1.750%), 4/3/2025	1,069,772
1,890,000		WR Grace & Co-Conn, Term Loan—1st Lien, 4.563% (3-month USLIBOR +2.000%), 4/3/2025	1,833,895
		TOTAL	37,465,213
		Construction Machinery—0.1%
1,246,875		United Rentals North America, Inc., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 10/31/2025	1,224,119
		Consumer Cyclical Services—2.2%
4,432,500		Constellis Holdings LLC, Term Loan—1st Lien, 7.386% (1-month USLIBOR +5.000%), 4/21/2024	4,255,200
3,000,000		Constellis Holdings LLC, Term Loan—2nd Lien, 11.386% (1-month USLIBOR +9.000%), 4/21/2025	2,872,500
3,365,901		Garda World Security Corp., Term Loan—1st Lien, 6.236% (3-month USLIBOR +3.500%), 5/26/2024	3,217,229
8,564		Garda World Security Corp., Term Loan—1st Lien, 8.000% (USPrime +2.500%), 5/26/2024	8,186
1,559,394		ServiceMaster Co. LLC, Term Loan—1st Lien, 5.022% (1-month USLIBOR +2.500%), 11/8/2023	1,531,450
3,000,000		USAGM HoldCo LLC, Term Loan—2nd Lien, 10.844% (1-month USLIBOR +8.500%), 7/28/2023	2,857,500
5,814,139		USAGM HoldCo LLC, Term Loan—1st Lien, 6.136% (1-month USLIBOR +3.750%), 7/28/2022	5,532,153
		TOTAL	20,274,218
		Consumer Products—2.1%
6,482,624		Diamond BC BV, Term Loan—1st Lien, 5.526% (3-month USLIBOR +3.000%), 9/6/2024	5,996,428
1,500,000		Energizer Holdings, Inc., Term Loan—1st Lien, 5.308% (3-month USLIBOR +2.500%), 12/17/2025	1,453,125
863,973		Prestige Brands, Inc., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 1/26/2024	835,125
2,746,667		Serta Simmons Bedding LLC, Term Loan—2nd Lien, 10.432% (1-month USLIBOR +8.000%), 11/8/2024	1,979,893
1,527,211		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.879% (1-month USLIBOR +3.500%), 11/8/2023	1,287,309
430,364		Serta Simmons Bedding LLC, Term Loan—1st Lien, 5.932% (1-month USLIBOR +3.500%), 11/8/2023	362,761
3,000,000		SP PF Buyer LLC, Term Loan—1st Lien, 7.308% (3-month USLIBOR +4.500%), 12/21/2025	2,895,000
939,366		SRAM LLC, Term Loan—1st Lien, 5.369% (2-month USLIBOR +2.750%), 3/15/2024	897,095
952,786		SRAM LLC, Term Loan—1st Lien, 5.223% (3-month USLIBOR +2.750%), 3/15/2024	909,911
39,167		SRAM LLC, Term Loan—1st Lien, 7.250% (USPrime +1.750%), 3/15/2024	37,404
2,850,000		Welbilt, Inc., Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.750%), 10/23/2025	2,724,115
		TOTAL	19,378,166
		Diversified Manufacturing—1.9%
4,801,330		Dynacast International LLC, Term Loan—1st Lien, 5.772% (3-month USLIBOR +3.250%), 1/28/2022	4,573,267
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 10.886% (3-month USLIBOR +8.500%), 1/30/2023	1,890,000
2,070,113		Gardner Denver, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 7/30/2024	2,004,459
3,437,851		Gates Global LLC, Term Loan—1st Lien, 5.094% (1-month USLIBOR +3.000%), 3/31/2024	3,275,086
6,949,987		Titan Acquisition Ltd., Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.000%), 3/28/2025	6,393,988
		TOTAL	18,136,800
		Finance Companies—0.4%
3,654,895		Avolon Holdings Ltd., Term Loan—1st Lien, 4.470% (1-month USLIBOR +2.000%), 1/15/2025	3,522,040
		Financial Institutions—1.9%
5,000,000		Edelman Financial Center, Term Loan—1st Lien, 5.686% (3-month USLIBOR +3.250%), 7/19/2025	4,832,125
2,000,000		Edelman Financial Center, Term Loan—2nd Lien, 9.186% (3-month USLIBOR +6.750%), 7/20/2026	1,910,000
7,500,000		Sedgwick, Inc., Term Loan—1st Lien, 6.058% (1-month USLIBOR +3.250%), 11/6/2025	7,184,400
3,914,848		WEX, Inc., Term Loan—1st Lien, 4.594% (1-month USLIBOR +2.250%), 7/1/2023	3,777,828
		TOTAL	17,704,353
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Food & Beverage—1.5%
$1,942,355		Aramark Services, Inc., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/28/2024	$1,885,910
1,398,994		Aramark Services, Inc., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/11/2025	1,361,109
5,790,680		Del Monte Foods, Inc., Term Loan—1st Lien, 5.903% (3-month USLIBOR +3.250%), 2/18/2021	4,803,369
15,239		Del Monte Foods, Inc., Term Loan—1st Lien, 7.750% (USPrime +2.250%), 2/18/2021	12,641
2,976,136		Post Holdings, Inc., Term Loan—1st Lien, 4.510% (1-month USLIBOR +2.000%), 5/24/2024	2,875,692
3,792,750		U.S. Foodservice, Inc., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 6/27/2023	3,647,355
		TOTAL	14,586,076
		Gaming—4.6%
1,204,461		Affinity Gaming LLC, Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.500%), 7/1/2023	1,153,772
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 10.594% (1-month USLIBOR +8.250%), 1/31/2025	2,899,995
1,823,138		Boyd Gaming Corp., Term Loan—1st Lien, 4.666% (Weekly USLIBOR +2.500%), 9/15/2023	1,761,224
5,940,000		Caesars Entertainment Corp., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 10/6/2024	5,677,660
6,435,000		Caesars Resort Collection, Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 12/22/2024	6,200,573
1,235,172		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.813% (2-month USLIBOR +2.250%), 4/17/2024	1,185,766
1,404,138		Eldorado Resorts, Inc., Term Loan—1st Lien, 4.750% (2-month USLIBOR +2.250%), 4/17/2024	1,347,972
1,977,519		Golden Entertainment, Inc., Term Loan—1st Lien, 5.350% (1-month USLIBOR +3.000%), 10/20/2024	1,898,418
4,962,500		Las Vegas Sands Corp., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/27/2025	4,755,737
7,717,892		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 6.344% (1-month USLIBOR +4.000%), 10/13/2023	6,938,384
2,000,000		Penn National Gaming, Inc., Term Loan—1st Lien, 4.705% (1-month USLIBOR +2.250%), 10/15/2025	1,934,380
1,421,250		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 5.146% (3-month USLIBOR +2.750%), 5/14/2020	1,405,851
3,980,000		Star Group Holdings BV, Term Loan—1st Lien, 5.886% (3-month USLIBOR +3.500%), 7/10/2025	3,858,113
2,847,907		Station Casinos LLC, Term Loan—1st Lien, 4.850% (1-month USLIBOR +2.500%), 6/8/2023	2,743,146
		TOTAL	43,760,991
		Health Care—16.0%
2,840,707		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.500%), 2/16/2023	2,750,600
4,336,254		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.682% (1-month USLIBOR +3.250%), 4/28/2022	4,066,583
2,475,000		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 6.754% (1-month USLIBOR +4.250%), 3/14/2025	2,312,355
7,532,020		Avantor, Inc., Term Loan—1st Lien, 6.572% (3-month USLIBOR +3.750%), 11/22/2024	7,320,182
2,962,500		Carestream Dental LLC, Term Loan—1st Lien, 5.636% (3-month USLIBOR +3.250%), 9/1/2024	2,866,219
1,525,934		Carestream Health, Inc., Term Loan—1st Lien, 8.272% (1-month USLIBOR +4.000%), 6/7/2019	1,495,414
109,387		Carestream Health, Inc., Term Loan—1st Lien, 8.500% (USPrime +3.000%), 6/7/2019	107,199
6,725,265		Carestream Health, Inc., Term Loan—2nd Lien, 11.022%, (1-month USLIBOR +8.500%), 12/7/2019	6,707,093
2,653,305		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.527% (3-month USLIBOR +3.000%), 6/7/2023	2,553,807
1,489,321		CHG Healthcare Services, Inc., Term Loan—1st Lien, 5.522% (1-month USLIBOR +3.000%), 6/7/2023	1,433,471
4,494,408		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.956% (3-month USLIBOR +3.000%), 1/27/2021	4,333,912
4,932,443		Endo Luxembourg Finance, Term Loan—1st Lien, 6.625% (1-month USLIBOR +4.250%), 4/27/2024	4,685,821
9,000,000		Enterprise Merger Sub, Inc., Term Loan—1st Lien, 6.273% (1-month USLIBOR +3.750%), 10/11/2025	8,411,760
6,381,313		Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 4.668% (Weekly USLIBOR +2.250%), 1/31/2025	6,145,555
204,033		HCA, Inc., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/18/2023	200,016
496,250		HCA, Inc., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 3/13/2025	487,831
2,487,500		IMS Health, Inc., Term Loan—1st Lien, 4.136% (1-month USLIBOR +1.750%), 6/11/2025	2,411,333
987,500		IMS Health, Inc., Term Loan—1st Lien, 4.386% (1-month USLIBOR +2.000%), 1/18/2025	961,578
1,562,364		IMS Health, Inc., Term Loan—1st Lien, 4.386% (3-month USLIBOR +2.000%), 3/7/2024	1,522,133
3,952,475		MH Sub I LLC, Term Loan—1st Lien, 6.253% (1-month USLIBOR +3.750%), 9/15/2024	3,759,792
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 10.003% (1-month USLIBOR +7.500%), 9/15/2025	3,740,000
7,135,654		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 5.136% (3-month USLIBOR +3.000%), 6/7/2023	6,783,831
11,011,473		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 5.755% (1-month USLIBOR +3.250%), 6/30/2025	10,240,670
4,962,500		Osteon Merger Subsidiary, Inc., Term Loan—1st Lien, 6.094% (1-month USLIBOR +3.750%), 2/14/2025	4,875,656
4,289,003		PCI Pharma Services, Term Loan—1st Lien, 6.390% (3-month USLIBOR +4.000%), 6/30/2023	4,235,390
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 11.140% (3-month USLIBOR +8.750%), 7/1/2024	$3,000,000
3,900,000		Precyse Acquisition Corp., Term Loan—1st Lien, 7.006% (1-month USLIBOR +4.500%), 10/20/2022	3,739,125
3,628,581		Press Ganey Holdings, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 10/23/2023	3,497,045
1,348,321		Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.844% (1-month USLIBOR +7.250%), 10/21/2024	1,341,579
3,584,578		Radnet Management, Inc., Term Loan—1st Lien, 6.218% (3-month USLIBOR +3.750%), 7/1/2023	3,548,732
10,000,000		RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 7.129% (3-month USLIBOR +4.000%), 11/16/2025	9,515,650
8,212,313		SteriGenics—Nordion Holdings LLC, Term Loan - 1st Lien, 5.344% (1-month USLIBOR +3.000%), 5/15/2022	7,900,902
5,678,156		Surgery Center Holdings, Inc., Term Loan—1st Lien, 5.600% (1-month USLIBOR +3.250%), 8/31/2024	5,426,217
9,844,786		Team Health Holdings, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 2/6/2024	8,848,001
2,468,750		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 8/31/2024	2,346,868
250,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 9.344% (1-month USLIBOR +7.000%), 8/30/2025	247,918
890,441		Vizient, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 2/13/2023	868,550
5,985,000		VVC Holding Corp., Term Loan—1st Lien, 6.686% (3-month USLIBOR +3.750%), 7/10/2025	5,775,525
		TOTAL	150,464,313
		Independent Energy—1.7%
3,000,000		California Resources Corp., Term Loan—1st Lien, 7.256% (1-month USLIBOR +4.750%), 12/31/2022	2,930,010
3,000,000		California Resources Corp., Term Loan—1st Lien, 12.724% (1-month USLIBOR +10.375%), 12/31/2021	2,970,000
1,891,882		Fieldwood Energy LLC, Term Loan—1st Lien, 7.594% (1-month USLIBOR +5.250%), 4/11/2022	1,780,743
3,350,000		Fieldwood Energy LLC, Term Loan—2nd Lien, 9.594% (1-month USLIBOR +7.250%), 4/11/2023	2,958,050
5,500,000		Ultra Resources, Inc., Term Loan—1st Lien, 6.469% (3-month USLIBOR +3.000%), 4/12/2024	4,936,250
		TOTAL	15,575,053
		Industrial - Other—3.2%
1,776,667		Accudyne Industries Borrower SCA, Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.250%), 8/18/2024	1,690,498
9,850,746		Altra Industrial Motion Corp., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 10/1/2025	9,382,836
1,990,000		EPV Merger Subsidiary, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 3/9/2025	1,896,729
1,561,650		EPV Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.594% (1-month USLIBOR +7.250%), 3/9/2026	1,530,417
1,500,000		Excelitas Technologies, Term Loan—2nd Lien, 9.849% (1-month USLIBOR +7.500%), 12/1/2025	1,436,250
8,932,500		Filtration Group Corp., Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.000%), 3/29/2025	8,642,194
2,970,000		Greenrock Finance, Inc., Term Loan—1st Lien, 5.844% (3-month USLIBOR +3.500%), 6/28/2024	2,925,450
3,000,000		Resideo Funding, Inc., Term Loan—1st Lien, 4.490% (3-month USLIBOR +3.000%), 10/25/2025	2,910,000
		TOTAL	30,414,374
		Insurance - P&C—5.3%
2,305,142		AmWINS Group, Inc., Term Loan—1st Lien, 5.272% (1-month USLIBOR +2.750%), 1/25/2024	2,208,325
679,630		AmWINS Group, Inc., Term Loan—1st Lien, 5.266% (1-month USLIBOR +2.750%), 1/25/2024	651,086
7,868,394		AssuredPartners, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 10/22/2024	7,450,425
2,868,310		Asurion LLC, Term Loan—1st Lien, 5.344% (1-month USLIBOR +2.750%), 11/3/2023	2,757,163
4,975,000		Asurion LLC, Term Loan—1st Lien, 5.522% (1-month USLIBOR +3.000%), 11/3/2024	4,774,458
5,000,000		Asurion LLC, Term Loan—2nd Lien, 8.844% (1-month USLIBOR +6.000%), 8/4/2025	4,959,400
9,950,000		Hub International Ltd., Term Loan—1st Lien, 5.239% (3-month USLIBOR +3.000%), 4/25/2025	9,422,998
9,361,741		NFP Corp., Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.000%), 1/8/2024	8,881,952
9,631,847		USI, Inc./NY, Term Loan—1st Lien, 5.386% (3-month USLIBOR +3.000%), 5/16/2024	9,114,135
		TOTAL	50,219,942
		Leisure—1.1%
1,965,000		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.705% (1-month USLIBOR +2.250%), 12/15/2023	1,895,242
980,000		Cedar Fair LP, Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 4/13/2024	964,688
7,407,399		Hoya Midco LLC, Term Loan—1st Lien, 5.844% (1-month USLIBOR +3.500%), 6/30/2024	7,074,066
		TOTAL	9,933,996
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Lodging—2.0%
$4,915,088		Belmond Interfin Ltd., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 7/3/2024	$4,882,329
2,940,000		Four Seasons Hotels Ltd., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 11/30/2023	2,829,221
1,707,859		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 4.256% (1-month USLIBOR +1.750%), 10/25/2023	1,652,959
4,953,740		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 5.506% (1-month USLIBOR +3.000%), 7/31/2024	4,763,863
3,930,000		RHP Hotel Properties LP, Term Loan—1st Lien, 4.440% (3-month USLIBOR +2.000%), 5/11/2024	3,799,819
498,750		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 5/30/2025	481,294
		TOTAL	18,409,485
		Media Entertainment—5.4%
1,066,641		AVSC Holding Corp., Term Loan—1st Lien, 6.053% (3-month USLIBOR +3.250%), 3/1/2025	1,014,199
992,871		AVSC Holding Corp., Term Loan—1st Lien, 5.957% (3-month USLIBOR +3.250%), 3/1/2025	944,057
1,912,975		AVSC Holding Corp., Term Loan—1st Lien, 5.772% (1-month USLIBOR +3.250%), 3/1/2025	1,818,924
3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 9.776% (3-month USLIBOR +7.250%), 9/1/2025	2,902,500
1,650,000		CBS Outdoor Americas Capital LLC/Corp., Term Loan—1st Lien, 4.349% (1-month USLIBOR +2.000%), 3/16/2024	1,606,688
3,097,790		CBS Radio, Inc., Term Loan—1st Lien, 5.256% (1-month USLIBOR +2.750%), 11/17/2024	2,925,475
8,415,213		Comet Bidco Ltd., Term Loan—1st Lien, 7.704% (3-month USLIBOR +5.000%), 9/30/2024	8,204,832
4,733,657		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 5/22/2024	4,585,730
3,283,333		Entravision Communications Corp., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 11/30/2024	3,069,917
987,500		E.W. Scripps Co., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 10/2/2024	960,344
3,000,000		Gray Television, Inc., Term Loan—1st Lien, 5.058% (3-month USLIBOR +2.250%), 11/2/2025	2,907,330
744,375		Lamar Media Corp., Term Loan—1st Lien, 4.125% (1-month USLIBOR +1.750%), 3/16/2025	726,383
1,093,750		Match Group, Inc., Term Loan—1st Lien, 5.089% (2-month USLIBOR +2.500%), 11/16/2022	1,088,281
137,907		Mission Broadcasting, Inc., Term Loan—1st Lien, 4.756% (3-month USLIBOR +2.250%), 1/17/2024	130,943
4,500,000		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 10/20/2025	4,334,085
4,500,000		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 9.344% (1-month USLIBOR +7.000%), 10/19/2026	4,252,500
795,712		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 4.756% (1-month USLIBOR +2.250%), 1/17/2024	755,529
980,075		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.386% (1-month USLIBOR +2.000%), 10/4/2023	954,044
60,271		Tribune Media Co., Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.000%), 12/27/2020	60,008
751,204		Tribune Media Co., Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.000%), 1/27/2024	739,372
3,702,009		Urban One, Inc., Term Loan—1st Lien, 6.350% (1-month USLIBOR +4.000%), 4/18/2023	3,567,811
3,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 4.469% (1-month USLIBOR +2.125%), 11/1/2023	2,899,125
		TOTAL	50,448,077
		Midstream—1.1%
1,524,648		EMG Utica LLC, Term Loan—1st Lien, 6.250% (3-month USLIBOR +3.750%), 3/27/2020	1,505,590
3,684,311		Energy Transfer Equity LP, Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 2/2/2024	3,604,693
1,394,566		Gulf Finance LLC, Term Loan—1st Lien, 8.060% (3-month USLIBOR +5.250%), 8/25/2023	1,075,559
2,314,001		Gulf Finance LLC, Term Loan—1st Lien, 7.780% (1-month USLIBOR +5.250%), 8/25/2023	1,784,673
2,645,416		Summit Midstream Holdings LLC, Term Loan—1st Lien, 8.344% (1-month USLIBOR +6.000%), 5/13/2022	2,603,527
		TOTAL	10,574,042
		Oil Field Services—0.2%
2,228,916		Apergy Corp., Term Loan—1st Lien, 4.875% (1-month USLIBOR +2.500%), 5/9/2025	2,100,753
		Packaging—4.2%
615,385		Anchor Glass Container Corp., Term Loan—1st Lien, 5.220% (3-month USLIBOR +2.750%), 12/7/2023	518,683
364,690		Anchor Glass Container Corp., Term Loan—1st Lien, 5.272% (1-month USLIBOR +2.750%), 12/7/2023	307,383
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 10.219% (3-month USLIBOR +7.750%), 12/7/2024	300,000
1,246,778		Berry Global, Inc., Term Loan—1st Lien, 4.136% (1-month USLIBOR +1.750%), 2/8/2020	1,229,186
982,500		Berry Plastics Corp., Term Loan—1st Lien, 4.386% (1-month USLIBOR +2.000%), 1/19/2024	959,515
14,819,810		Bway Corp., Term Loan—1st Lien, 5.658% (3-month USLIBOR +3.250%), 4/3/2024	13,986,196
2,472,449		Charter Nex US, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +3.000%), 5/17/2024	2,348,827
1,477,500		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.52% (1-month USLIBOR +3.000%), 12/29/2023	1,398,084
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Packaging—continued
$3,990,000		Flex Acquisition Co., Inc., Term Loan—1st Lien, 5.599% (1-month USLIBOR +3.250%), 6/29/2025	$3,790,500
68,575		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.507% (3-month USLIBOR +4.000%), 10/19/2023	64,632
1,891,425		Fortress Merger Sub., Inc., Term Loan—1st Lien, 6.794% (3-month USLIBOR +4.000%), 10/19/2023	1,782,668
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 10.907% (3-month USLIBOR +8.500%), 10/21/2024	1,835,000
1,980,000		Multi-Color Corp., Term Loan—1st Lien, 4.522% (1-month USLIBOR +2.000%), 10/31/2024	1,890,910
4,070,312		Reynolds Group Holdings, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 2/5/2023	3,891,503
5,410,301		Trident TPI Holdings, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 10/17/2024	5,105,971
		TOTAL	39,409,058
		Pharmaceuticals—3.6%
3,087,963		Bausch Health Cos, Inc., Term Loan—1st Lien, 5.378% (1-month USLIBOR +3.250%), 6/1/2025	2,958,022
5,534,487		Jaguar Holding Co. II, Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.500%), 8/18/2022	5,278,517
5,227,835		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.136% (3-month USLIBOR +2.750%), 9/24/2024	4,827,905
4,962,500		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 5.618% (3-month USLIBOR +3.000%), 2/24/2025	4,603,165
6,919,962		Parexel International Corp., Term Loan—1st Lien, 5.094% (1-month USLIBOR +3.000%), 9/27/2024	6,305,816
2,289,375		Syneos Health, Inc., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 8/1/2024	2,218,313
7,900,000		Valeant Pharmaceuticals International, Term Loan—1st Lien, 5.128% (1-month USLIBOR +2.750%), 11/27/2025	7,518,588
		TOTAL	33,710,326
		Restaurants—0.7%
5,363,653		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 4.594% (1-month USLIBOR +2.250%), 2/17/2024	5,120,035
1,466,493		KFC Holding Co., Term Loan—1st Lien, 4.219% (1-month USLIBOR +1.750%), 4/3/2025	1,434,421
		TOTAL	6,554,456
		Retailers—1.7%
2,812,500		JC Penney Corp., Inc., Term Loan—1st Lien, 6.956% (3-month USLIBOR +4.250%), 6/23/2023	2,414,531
486,785		Michaels Stores, Inc., Term Loan—1st Lien, 4.970% (1-month USLIBOR +2.500%), 1/28/2023	466,705
83,928		Michaels Stores, Inc., Term Loan—1st Lien, 5.001% (1-month USLIBOR +2.500%), 1/28/2023	80,467
1,288,298		Michaels Stores, Inc., Term Loan—1st Lien, 5.022% (1-month USLIBOR +2.500%), 1/28/2023	1,235,155
2,086,828		Party City Holdings, Inc., Term Loan—1st Lien, 4.850% (1-month USLIBOR +2.750%), 8/19/2022	2,019,883
2,917,500		PETCO Animal Supplies, Inc., Term Loan—1st Lien, 5.776% (3-month USLIBOR +3.000%), 1/26/2023	2,157,331
2,473,712		Sally Holdings LLC, Term Loan—1st Lien, 4.600% (1-month USLIBOR +2.250%), 7/5/2024	2,367,033
5,000,000		Talbots, Inc., Term Loan—1st Lien, 9.505% (1-month USLIBOR +7.000%), 11/28/2022	4,937,500
		TOTAL	15,678,605
		Services—1.2%
3,884,017		Acosta Holdco, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 9/26/2021	2,386,010
3,972,487		Altran Technologies SA, Term Loan—1st Lien, 5.042% (3-month USLIBOR +2.750%), 3/21/2025	3,912,900
4,926,039		USIC Holdings, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 12/9/2023	4,692,052
		TOTAL	10,990,962
		Supermarkets—0.4%
4,453,561		Albertsons LLC, Term Loan—1st Lien, 5.691% (3-month USLIBOR +3.000%), 6/22/2023	4,242,017
		Technology—16.9%
3,998,890		Aerial Merger Subsidiary, Inc., Term Loan—2nd Lien, 10.344% (1-month USLIBOR +8.000%), 8/8/2025	3,938,907
1,879,445		Almonde, Inc., Term Loan—1st Lien, 5.886% (3-month USLIBOR +3.500%), 6/16/2024	1,756,614
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 9.636% (3-month USLIBOR +7.250%), 6/13/2025	1,389,645
3,700,631		Applied Systems, Inc., Term Loan—1st Lien, 5.386% (1-month USLIBOR +3.250%), 9/19/2024	3,538,729
7,000,000		Banff Merger Subsidiary, Inc., Term Loan—1st Lien, 6.648% (3-month USLIBOR +4.000%), 10/2/2025	6,769,245
5,000,000		BCPE Rover Merger Sub, Inc., Term Loan—1st Lien, 6.772% (1-month USLIBOR +4.000%), 11/28/2025	4,915,000
4,000,000		BCPE Rover Merger Sub, Inc., Term Loan—2nd Lien, 10.772% (1-month USLIBOR +8.000%), 11/20/2026	3,976,660
3,940,000		CCC Information Services, Inc., Term Loan—1st Lien, 5.350% (1-month USLIBOR +3.000%), 4/27/2024	3,752,850
3,000,000		CCC Information Services, Inc., Term Loan—2nd Lien, 9.094% (1-month USLIBOR +6.750%), 4/27/2025	2,966,250
1,886,643		CDW LLC, Term Loan—1st Lien, 4.100% (1-month USLIBOR +1.750%), 8/17/2023	1,832,100
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$1,000,000		Compuware Corp., Term Loan—1st Lien, 6.006% (1-month USLIBOR +4.000%), 8/23/2025	$987,500
1,485,000		DELL International LLC, Term Loan—1st Lien, 4.350% (1-month USLIBOR +2.000%), 9/7/2023	1,431,169
2,589,259		Diebold, Inc., Term Loan—1st Lien, 5.189% (1-month USLIBOR +2.750%), 11/6/2023	2,200,870
2,000,000		Dynatrace LLC, Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.500%), 8/23/2025	1,942,500
911,765		Dynatrace LLC, Term Loan—2nd Lien, 9.344% (1-month USLIBOR +7.500%), 8/23/2026	901,124
5,000,000		Entergris, Inc., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 11/6/2025	4,868,750
2,496,909		First Data Corp., Term Loan—1st Lien, 4.503% (1-month USLIBOR +2.250%), 4/26/2024	2,391,414
2,299,453		First Data Corp., Term Loan—1st Lien, 4.503% (1-month USLIBOR +2.250%), 7/10/2022	2,215,017
7,000,000		Financial & Risk US Holdings, Inc., Term Loan—1st Lien, 6.094% (1-month USLIBOR +4.000%), 10/1/2025	6,693,750
4,899,543		Hyland Software, Inc., Term Loan—1st Lien, 5.844% (1-month USLIBOR +3.500%), 7/1/2024	4,763,581
6,500,000		Hyland Software, Inc., Term Loan—2nd Lien, 9.344% (1-month USLIBOR +7.000%), 7/10/2025	6,435,000
2,072,167		Infor US, Inc., Term Loan—1st Lien, 5.136% (1-month USLIBOR +2.750%), 2/1/2022	1,992,658
1,423,566		Informatica Corp., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 8/6/2022	1,385,130
4,987,500		Inovalon Holdings, Inc., Term Loan—1st Lien, 5.938% (1-month USLIBOR +3.500%), 4/2/2025	4,875,281
3,196,238		Ivanti Software, Inc., Term Loan—1st Lien, 6.600% (1-month USLIBOR +4.250%), 1/20/2024	3,116,332
3,428,646		JD Power & Associates, Term Loan—1st Lien, 6.094% (1-month USLIBOR +3.750%), 9/7/2023	3,342,930
1,083,333		JD Power & Associates, Term Loan—2nd Lien, 10.844% (1-month USLIBOR +8.500%), 9/7/2024	1,072,500
2,917,993		Kronos, Inc., Term Loan—1st Lien, 5.541% (3-month USLIBOR +3.000%), 11/1/2023	2,782,423
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 10.791% (3-month USLIBOR +8.250%), 11/1/2024	3,471,020
2,000,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 11.350% (1-month USLIBOR +9.000%), 1/23/2025	1,920,000
5,000,000		Lumentum Holdings, Inc., Term Loan—1st Lien, 5.022% (1-month USLIBOR +2.500%), 12/10/2025	4,837,500
1,130,417		Microchip Technology, Inc., Term Loan—1st Lien, 4.350% (1-month USLIBOR +2.000%), 5/29/2025	1,074,365
1,000,000		MLN US Holdco LLC, Term Loan—2nd Lien, 11.094% (1-month USLIBOR +8.750%), 11/30/2026	979,165
3,945,038		NeuStar, Inc., Term Loan—1st Lien, 5.844% (1-month USLIBOR +3.500%), 8/8/2024	3,802,030
1,387,895		ON Semiconductor Corp., Term Loan—1st Lien, 4.094% (1-month USLIBOR +1.750%), 3/31/2023	1,334,982
2,378,902		Optiv Security, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 2/1/2024	2,215,352
4,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 9.594% (1-month USLIBOR +7.250%), 2/1/2025	3,640,000
1,990,000		Ping Identity Corp., Term Loan—1st Lien, 6.094% (1-month USLIBOR +3.750%), 1/25/2025	1,980,050
2,985,000		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 5.719% (3-month USLIBOR +3.250%), 2/12/2025	2,854,421
1,000,000		Project Deep Blue Holdings LLC, Term Loan—2nd Lien, 9.719% (3-month USLIBOR +7.250%), 2/12/2026	957,500
5,900,150		Rackspace Hosting, Inc., Term Loan—1st Lien, 5.581% (3-month USLIBOR +3.000%), 11/3/2023	5,234,908
5,875,825		Riverbed Technology, Inc., Term Loan—1st Lien, 5.600% (1-month USLIBOR +3.250%), 4/24/2022	5,557,884
5,970,000		RL Merger Subsidiary, Inc., Term Loan—1st Lien, 5.594% (1-month USLIBOR +3.250%), 5/30/2025	5,570,786
2,000,000		RL Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.344% (1-month USLIBOR +7.000%), 5/29/2026	1,856,670
1,960,000		RP Crown Parent LLC, Term Loan—1st Lien, 5.094% (1-month USLIBOR +2.750%), 10/12/2023	1,893,899
804,669		Sabre GLBL, Inc., Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 2/22/2024	781,869
3,000,000		Severin Acquisition LLC, Term Loan—1st Lien, 5.628% (1-month USLIBOR +3.250%), 8/1/2025	2,857,500
1,975,025		Solarwinds Holdings, Inc., Term Loan—1st Lien, 5.094% (1-month USLIBOR +3.000%), 2/5/2024	1,906,215
3,922,607		Tempo Acquisition LLC, Term Loan—1st Lien, 5.344% (1-month USLIBOR +3.000%), 5/1/2024	3,769,626
3,324,698		Tibco Software, Inc., Term Loan—1st Lien, 6.010% (1-month USLIBOR +3.500%), 12/4/2020	3,287,295
4,614,516		Trans Union LLC, Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 4/9/2023	4,451,369
1,990,000		Trans Union LLC, Term Loan—1st Lien, 4.344% (1-month USLIBOR +2.000%), 6/19/2025	1,924,967
2,964,532		TTM Technologies, Inc., Term Loan—1st Lien, 5.022% (1-month USLIBOR +2.500%), 9/28/2024	2,808,894
		TOTAL	159,202,196
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Utility - Electric—0.8%
$3,659,992		Calpine Construction Finance Co., Term Loan—1st Lien, 4.844% (1-month USLIBOR +2.500%), 1/15/2025	$3,471,502
1,053,171		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.522% (1-month USLIBOR +2.000%), 12/31/2025	1,016,162
2,926,829		Vistra Operations Co., LLC, Term Loan—1st Lien, 4.455% (1-month USLIBOR +2.000%), 12/31/2025	2,823,981
		TOTAL	7,311,645
		Wireless Communications—0.7%
5,865,076		Sprint Communications, Inc., Term Loan—1st Lien, 4.875% (1-month USLIBOR +2.500%), 2/3/2024	5,596,280
1,500,000		Sprint Communications, Inc., Term Loan—1st Lien, 5.375% (1-month USLIBOR +3.000%), 2/3/2024	1,455,000
		TOTAL	7,051,280
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $930,562,873)	890,329,682
		EXCHANGE-TRADED FUND—1.6%
675,000		Invesco Senior Loan ETF (IDENTIFIED COST $15,225,737)	14,701,500
		INVESTMENT COMPANY—0.4%
3,475,303		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.54%[2] (IDENTIFIED COST $3,475,303)	3,475,303
		TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $949,263,913)[3]	908,506,485
		OTHER ASSETS AND LIABILITIES - NET—3.3%[4]	31,393,838
		TOTAL NET ASSETS—100%	$939,900,323
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2018	13,725,905
Purchases/Additions	255,208,853
Sales/Reductions	(265,459,455)
Balance of Shares Held 12/31/2018	3,475,303
Value	$3,475,303
Change in Unrealized Appreciation/Depreciation	$(167)
Net Realized Gain/(Loss)	$(12,304)
Dividend Income	$412,678
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $948,223,049.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$890,329,682	$—	$890,329,682
Exchange-Traded Fund	14,701,500	—	—	14,701,500
Investment Company	3,475,303	—	—	3,475,303
TOTAL SECURITIES	$18,176,803	$890,329,682	$—	$908,506,485
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2018	Year Ended June 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.02	$10.12	$9.90	$10.12	$10.22	$10.18
Income From Investment Operations:
Net investment income (loss)	0.30	0.53	0.49	0.49	0.46	0.43
Net realized and unrealized gain (loss)	(0.40)	(0.10)	0.22	(0.22)	(0.10)	0.07
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.43	0.71	0.27	0.36	0.50
Less Distributions:
Distributions from net investment income	(0.29)	(0.53)	(0.49)	(0.49)	(0.46)	(0.44)
Distributions from net realized gain	—	—	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.29)	(0.53)	(0.49)	(0.49)	(0.46)	(0.46)
Net Asset Value, End of Period	$9.63	$10.02	$10.12	$9.90	$10.12	$10.22
Total Return[1]	(1.08)%	4.32%	7.31%	2.76%	3.62%	4.99%
Ratios to Average Net Assets:
Net expenses	0.06%[2]	0.05%	0.08%	0.09%	0.09%	0.10%
Net investment income	5.83%[2]	5.27%	4.90%	5.02%	4.60%	4.27%
Expense waiver/reimbursement[3]	—%	—%	0.00%[4]	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$939,900	$927,849	$793,870	$589,045	$577,804	$576,486
Portfolio turnover	35%	31%	39%	41%	52%	19%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $3,475,303 of investment in an affiliated holding (identified cost $949,263,913)		$908,506,485
Cash		12,160,150
Income receivable		4,301,212
Income receivable from affiliated holding		14,832
Receivable for investments sold		56,443,755
TOTAL ASSETS		981,426,434
Liabilities:
Payable for investments purchased	$36,118,465
Payable for shares redeemed	2,000,000
Income distribution payable	3,285,837
Accrued expenses (Note 5)	121,809
TOTAL LIABILITIES		41,526,111
Net assets for 97,574,982 shares outstanding		$939,900,323
Net Assets Consist of:
Paid-in capital		$993,055,156
Total distributable earnings (loss)		(53,154,833)
TOTAL NET ASSETS		$939,900,323
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$939,900,323 ÷ 97,574,982 shares outstanding, no par value, unlimited shares authorized		$9.63
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2018 (unaudited)
Investment Income:
Interest		$28,138,082
Dividends (including $412,678 received from an affiliated holding*)		1,119,827
TOTAL INCOME		29,257,909
Expenses:
Custodian fees	$15,737
Transfer agent fee	35,046
Directors'/Trustees' fees (Note 5)	4,508
Auditing fees	18,387
Legal fees	5,750
Portfolio accounting fees	198,067
Share registration costs	551
Printing and postage	8,099
Miscellaneous (Note 5)	11,744
TOTAL EXPENSES	297,889
Net investment income		28,960,020
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(12,304) on sales of investments in an affiliated holding*)		(2,914,394)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(167) on investments in an affiliated holding*)		(37,807,512)
Net realized and unrealized gain (loss) on investments		(40,721,906)
Change in net assets resulting from operations		$(11,761,886)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2018	Year Ended 6/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,960,020	$45,044,044
Net realized loss	(2,914,394)	(3,686,055)
Net change in unrealized appreciation/depreciation	(37,807,512)	(5,453,554)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,761,886)	35,904,435
Distributions to Shareholders (Note 2)	(28,400,367)	(44,707,233)
Share Transactions:
Proceeds from sale of shares	202,259,900	213,750,165
Net asset value of shares issued to shareholders in payment of distributions declared	11,473,404	17,958,495
Cost of shares redeemed	(161,519,731)	(88,927,242)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	52,213,573	142,781,418
Change in net assets	12,051,320	133,978,620
Net Assets:
Beginning of period	927,849,003	793,870,383
End of period	$939,900,323	$927,849,003
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2018 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
All distributions as indicated on the Statement of Changes in Net Assets for the year ended June 30, 2018, were from net investment income. Distributions in excess of net investment income at June 30, 2018, were $610,505.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2018	Year Ended 6/30/2018
Shares sold	20,200,498	21,137,480
Shares issued to shareholders in payment of distributions declared	1,151,438	1,778,544
Shares redeemed	(16,339,390)	(8,804,315)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,012,546	14,111,709
4. FEDERAL TAX INFORMATION
At December 31, 2018, the cost of investments for federal tax purposes was $948,223,049. The net unrealized depreciation of investments for federal tax purposes was $39,716,564. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $469,339 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,185,903.
At June 30, 2018, the Fund had a capital loss carryforward of $10,056,964 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$414,783	$9,642,181	$10,056,964
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2018, were as follows:
Purchases	$444,370,999
Sales	$332,185,905
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of December 31, 2018, the Fund had no outstanding loans. During the six months ended December 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2018, there were no outstanding loans. During the six months ended December 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Expenses Paid During Period[1]
Actual	$1,000	$989.20	$0.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.90	$0.31
1	Expenses are equal to the Fund's annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year-period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Bank Loan Core Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Semi-Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Semi-Annual Shareholder Report

The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bank Loan Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804

Q450803 (2/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2019